Schedule of weighted average remaining term and discount rate (Details)	Jun. 30, 2026	Dec. 31, 2025
Leases
Operating lease, weighted-average remaining term	1 year 8 months 12 days	1 year 2 months 12 days
Finance leases, weighted-average remaining term	4 years 10 months 24 days	2 years 4 months 24 days
Operating lease, weighted-average discount rate	5.03%	5.54%
Finance leases, weighted-average discount rate	5.25%	9.60%